Investment Portfolioas of September 30, 2025 (Unaudited)
DWS Alternative Asset Allocation VIP
	Shares	Value ($)

Mutual Funds 64.1%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	1,780,465	13,638,361
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	11,641,525	67,753,675
DWS Floating Rate Fund "Institutional" (a)	5,143,798	38,218,418
DWS Global Macro Fund "Institutional" (a)	2,828,631	31,454,381
DWS RREEF Global Infrastructure Fund "Institutional" (a)	4,544,001	76,475,533
DWS RREEF Real Estate Securities Fund "Institutional" (a)	1,798,875	38,999,620
Total Mutual Funds (Cost $268,484,471)		266,539,988

Exchange-Traded Funds 35.3%
iShares JP Morgan USD Emerging Markets Bond ETF	386,003	36,743,626
iShares Preferred & Income Securities ETF	584,595	18,484,894
SPDR Bloomberg Convertible Securities ETF	797,734	72,194,927
Xtrackers RREEF Global Natural Resources ETF (b)	712,119	19,504,583
Total Exchange-Traded Funds (Cost $126,708,511)		146,928,030

Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 4.18% (a) (c) (Cost $3,013,888)	3,013,888	3,013,888

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $398,206,870)	100.1	416,481,906
Other Assets and Liabilities, Net	(0.1)	(499,967)
Net Assets	100.0	415,981,939
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended September 30, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2025	Value ($) at 9/30/2025
Mutual Funds 64.1%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)
10,305,949	2,798,873	—	—	533,539	648,873	—	1,780,465	13,638,361
DWS Enhanced Commodity Strategy Fund "Institutional" (a)
61,166,450	4,460,370	—	—	2,126,855	2,360,371	—	11,641,525	67,753,675
DWS Floating Rate Fund "Institutional" (a)
47,133,092	2,496,456	10,640,000	(1,220,344)	449,214	2,496,456	—	5,143,798	38,218,418
DWS Global Macro Fund "Institutional" (a)
35,619,091	484,989	8,200,000	228,727	3,321,574	484,989	—	2,828,631	31,454,381
DWS RREEF Global Infrastructure Fund "Institutional" (a)
65,900,312	3,081,418	—	—	7,493,803	1,281,418	—	4,544,001	76,475,533
DWS RREEF Real Estate Securities Fund "Institutional" (a)
38,270,670	696,405	—	—	32,545	696,405	—	1,798,875	38,999,620

Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2025	Value ($) at 9/30/2025
Exchange-Traded Funds 4.7%
Xtrackers RREEF Global Natural Resources ETF (b)
16,872,876	—	—	—	2,631,707	364,754	—	712,119	19,504,583
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 4.18% (a) (c)
13,684,056	39,640,732	50,310,900	—	—	396,545	—	3,013,888	3,013,888
288,952,496	53,659,243	69,150,900	(991,617)	16,589,237	8,729,811	—	31,463,302	289,058,459

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	Affiliated fund managed by DBX Advisors LLC.
(c)	The rate shown is the annualized seven-day yield at period end.

SPDR: Standard & Poor's Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$266,539,988	$—	$—	$266,539,988
Exchange-Traded Funds	146,928,030	—	—	146,928,030
Short-Term Investments	3,013,888	—	—	3,013,888
Total	$416,481,906	$—	$—	$416,481,906
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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